UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kingstown Capital Management LP
Address: 100 Park Avenue
         Suite 2100
         New York, NY  10017

13F File Number:  028-14360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Rosenthal
Title:     Chief Financial Officer
Phone:     212-319-1309

Signature, Place, and Date of Signing:

 /s/ Mark Rosenthal     New York, NY     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $463,465 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSCRIPTS HEALTHCARE SOLUTN   COM              01988P108    31075  2500000 SH       SOLE                  2500000        0        0
ASSISTED LIVING CONCPT NEV N   CL A NEW         04544X300     7630  1000000 SH       SOLE                  1000000        0        0
BANK OF AMERICA CORPORATION    *W EXP 01/16/201 060505146     4060  1150000 SH       SOLE                  1150000        0        0
BARNES & NOBLE INC             COM              067774109    13419  1050000 SH       SOLE                  1050000        0        0
BLYTH INC                      COM NEW          09643P207     6498   250000 SH       SOLE                   250000        0        0
COMVERSE TECHNOLOGY INC        COM PAR $0.10    205862402    30750  5000000 SH       SOLE                  5000000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    24228  2750000 SH       SOLE                  2750000        0        0
EXELIS INC                     COM              30162A108    18095  1750000 SH       SOLE                  1750000        0        0
FOREST CITY ENTERPRISES INC    CL A             345550107    31700  2000000 SH       SOLE                  2000000        0        0
GENERAL DYNAMICS CORP          COM              369550108    33060   500000 SH       SOLE                   500000        0        0
GENERAL MTRS CO                COM              37045V100    27300  1200000 SH       SOLE                  1200000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118     8268   600000 SH       SOLE                   600000        0        0
GRANITE REAL ESTATE INC        COM              387431109     8975   250000 SH       SOLE                   250000        0        0
GRIFOLS S A                    SP ADR REP B NVT 398438408    15981   700000 SH       SOLE                   700000        0        0
LENDER PROCESSING SVCS INC     COM              52602E102    16734   600000 SH       SOLE                   600000        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    26043   250000 SH       SOLE                   250000        0        0
NORDION INC                    COM              65563C105     4050   600000 SH       SOLE                   600000        0        0
OLD REP INTL CORP              COM              680223104    30225  3250000 SH       SOLE                  3250000        0        0
PHH CORP                       COM NEW          693320202    24929  1225000 SH       SOLE                  1225000        0        0
QLT INC                        COM              746927102    21812  2800000 SH       SOLE                  2800000        0        0
REGIS CORP MINN                COM              758932107    27570  1500000 SH       SOLE                  1500000        0        0
SUNCOKE ENERGY INC             COM              86722A103    22568  1400000 SH       SOLE                  1400000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    28495  1000000 SH       SOLE                  1000000        0        0